Inventory	6 Months Ended
Apr. 30, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory, net comprised of the following:

	April 30, 2023	October 31, 2022
Finished goods	490,994	628,187
Total, net	490,994	628,187

Inventory write-down expense was $nil and $nil for the six months ended April 30, 2023 and 2022, respectively.